INTANGIBLES (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future Amortization Expense
2014		$ 318,158
2015		318,158
2016		318,158
2017		318,158
2018		318,158
Thereafter		1,643,565
Intangible assets, net	$ 3,154,815	$ 3,234,355	$ 47,500